Long-Term Employee Benefit Liabilities - Long-Term Employee Benefit Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Defined benefit pension plans and other	$ 264	$ 313
Termination and long service arrangements	368	319
Retirement medical benefits plans	31	29
Other long-term employee benefits	7	6
Long-term employee benefit obligations	$ 670	$ 667